AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 87.1%
Common Stocks — 86.9%
Aerospace & Defense — 4.3%
BAE Systems PLC (United Kingdom)	427,958	$2,965,244
BWX Technologies, Inc.	98,736	6,510,652
CAE, Inc. (Canada)*	141,362	4,028,148
General Dynamics Corp.	84,779	15,392,475
Hexcel Corp.*(a)	21,031	1,177,736
Lockheed Martin Corp.	45,096	16,662,972
Northrop Grumman Corp.	66,095	21,390,986
Raytheon Technologies Corp.	190,339	14,707,494
Safran SA (France)*	33,148	4,516,454
Thales SA (France)	7,720	768,048
		88,120,209
Air Freight & Logistics — 0.8%
DSV Panalpina A/S (Denmark)	24,752	4,863,175
Expeditors International of Washington, Inc.	47,089	5,071,015
FedEx Corp.	19,330	5,490,493
		15,424,683
Auto Components — 0.2%
Continental AG (Germany)*	3,370	445,321
Cooper Tire & Rubber Co.	20,760	1,162,145
Gentherm, Inc.*	13,501	1,000,559
Toyo Tire Corp. (Japan)	87,400	1,546,137
		4,154,162
Automobiles — 0.3%
Ferrari NV (Italy)	16,750	3,502,860
Isuzu Motors Ltd. (Japan)	202,500	2,186,519
		5,689,379
Banks — 4.6%
1st Source Corp.	14,240	677,539
Atlantic Union Bankshares Corp.	27,170	1,042,241
Banc of California, Inc.	73,890	1,335,931
Bank of America Corp.	368,775	14,267,905
Bank of Nova Scotia (The) (Canada)	63,124	3,949,080
BDO Unibank, Inc. (Philippines)	224,100	471,977
BNP Paribas SA (France)*	18,624	1,137,084
DNB ASA (Norway)	132,473	2,820,561
Eastern Bankshares, Inc.	49,010	945,403
First Citizens BancShares, Inc. (Class A Stock)(a)	5,344	4,466,355
First Midwest Bancorp, Inc.	46,690	1,022,978
First Republic Bank	24,281	4,048,857
Great Western Bancorp, Inc.	32,930	997,450
Hana Financial Group, Inc. (South Korea)	28,137	1,066,008
Hancock Whitney Corp.	33,330	1,400,193
ICICI Bank Ltd. (India)*	195,233	1,560,557
ICICI Bank Ltd. (India), ADR*(a)	33,666	539,666
ING Groep NV (Netherlands)	88,661	1,090,191
International Bancshares Corp.	30,191	1,401,466
JPMorgan Chase & Co.	123,686	18,828,720
Kasikornbank PCL (Thailand), NVDR	127,100	591,866
M&T Bank Corp.	47,596	7,216,030
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	862,000	$4,578,417
Popular, Inc. (Puerto Rico)	29,700	2,088,504
Royal Bank of Canada (Canada)	30,271	2,791,041
Standard Chartered PLC (United Kingdom)	298,401	2,052,403
Synovus Financial Corp.	33,128	1,515,606
Truist Financial Corp.	158,236	9,228,323
Webster Financial Corp.	20,335	1,120,662
		94,253,014
Beverages — 3.4%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	4,419	5,330,551
C&C Group PLC (Ireland)*	212,599	820,842
Coca-Cola Co. (The)	320,378	16,887,124
Constellation Brands, Inc. (Class A Stock)	30,885	7,041,780
Diageo PLC (United Kingdom)	509,037	20,972,499
PepsiCo, Inc.	136,048	19,243,990
		70,296,786
Biotechnology — 0.0%
Ascendis Pharma A/S (Denmark), ADR*	4,750	612,180
Building Products — 1.2%
American Woodmark Corp.*	15,260	1,504,331
Cie de Saint-Gobain (France)*	50,334	2,975,895
Johnson Controls International PLC	176,415	10,526,683
Lennox International, Inc.	23,318	7,265,656
Tyman PLC (United Kingdom)*	340,578	1,757,584
		24,030,149
Capital Markets — 2.7%
Ares Management Corp. (Class A Stock)	76,381	4,279,627
B3 SA - Brasil Bolsa Balcao (Brazil)	64,400	625,505
BlackRock, Inc.	10,932	8,242,291
Charles Schwab Corp. (The)	247,631	16,140,589
Intermediate Capital Group PLC (United Kingdom)	106,632	2,697,720
Moody’s Corp.	8,644	2,581,185
Morgan Stanley	174,018	13,514,238
SLR Investment Corp.	28,497	506,107
UBS Group AG (Switzerland)	392,165	6,086,324
		54,673,586
Chemicals — 2.5%
Celanese Corp.	73,545	11,017,776
Ecolab, Inc.	58,167	12,451,810
Element Solutions, Inc.	91,340	1,670,609
HB Fuller Co.	12,670	797,070
Linde PLC (United Kingdom)	56,251	15,758,155
Orion Engineered Carbons SA (Germany)*	72,530	1,430,292
Sherwin-Williams Co. (The)	7,293	5,382,307
Stepan Co.	7,240	920,276
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Victrex PLC (United Kingdom)	28,358	$867,552
		50,295,847
Commercial Services & Supplies — 1.7%
ACCO Brands Corp.	121,535	1,025,755
Babcock International Group PLC (United Kingdom)*	241,146	764,678
BrightView Holdings, Inc.*	63,074	1,064,058
Cintas Corp.	22,590	7,710,193
Clean Harbors, Inc.*	59,076	4,965,929
Copart, Inc.*	127,644	13,863,415
Serco Group PLC (United Kingdom)*	491,465	934,335
UniFirst Corp.	3,520	787,459
Waste Connections, Inc.	40,869	4,413,035
		35,528,857
Communications Equipment — 1.8%
Accton Technology Corp. (Taiwan)	525,000	5,096,279
Cisco Systems, Inc.	405,113	20,948,393
Motorola Solutions, Inc.	53,806	10,118,218
		36,162,890
Construction & Engineering — 0.3%
JGC Holdings Corp. (Japan)	49,500	609,599
Primoris Services Corp.	41,619	1,378,838
Valmont Industries, Inc.	3,070	729,647
Vinci SA (France)	28,661	2,939,429
		5,657,513
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	111,444	728,407
Consumer Finance — 1.8%
American Express Co.	206,243	29,171,010
Bajaj Finance Ltd. (India)*	43,961	3,119,230
Credit Acceptance Corp.*(a)	14,338	5,164,978
		37,455,218
Containers & Packaging — 0.6%
Ball Corp.	41,466	3,513,829
CCL Industries, Inc. (Canada) (Class B Stock)	35,285	1,951,948
Sealed Air Corp.	35,780	1,639,439
Smurfit Kappa Group PLC (Ireland)	16,115	762,854
Vidrala SA (Spain)	45,915	5,054,241
		12,922,311
Diversified Consumer Services — 0.1%
Chegg, Inc.*	31,050	2,659,743
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	22,483	5,743,732
Cerved Group SpA (Italy)*	492,243	5,453,651
		11,197,383
Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA (Spain), 144A	62,454	3,606,823
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	207,518	$3,331,212
Koninklijke KPN NV (Netherlands)	810,404	2,756,653
Verizon Communications, Inc.	62,673	3,644,435
		13,339,123
Electric Utilities — 1.3%
Duke Energy Corp.	29,288	2,827,171
Edison International	36,287	2,126,418
Endesa SA (Spain)	30,427	804,765
Exelon Corp.	284,212	12,431,433
Pinnacle West Capital Corp.	65,089	5,294,990
Portland General Electric Co.	37,141	1,763,083
Power Grid Corp. of India Ltd. (India)	235,768	697,018
		25,944,878
Electrical Equipment — 0.9%
Eaton Corp. PLC	78,670	10,878,488
Schneider Electric SE (France)	34,936	5,338,254
Signify NV (Netherlands), 144A*	14,919	773,679
Thermon Group Holdings, Inc.*	46,124	898,957
		17,889,378
Electronic Equipment, Instruments & Components — 1.6%
Belden, Inc.	34,945	1,550,510
Coherent, Inc.*	6,420	1,623,554
Corning, Inc.	307,564	13,382,110
CTS Corp.	34,660	1,076,540
Hitachi Ltd. (Japan)	18,600	843,193
Hon Hai Precision Industry Co. Ltd. (Taiwan)	283,400	1,237,297
II-VI, Inc.*(a)	50,859	3,477,230
TE Connectivity Ltd.	73,811	9,529,738
		32,720,172
Energy Equipment & Services — 0.0%
Bristow Group, Inc.*	6,883	178,132
Entertainment — 0.0%
Tencent Music Entertainment Group (China), ADR*	26,800	549,132
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexander & Baldwin, Inc.	62,800	1,054,412
American Tower Corp.	48,063	11,489,941
Boston Properties, Inc.	20,135	2,038,870
Brandywine Realty Trust	92,240	1,190,818
Corporate Office Properties Trust	27,170	715,386
Crown Castle International Corp.	62,326	10,728,174
Hibernia REIT PLC (Ireland)	281,224	363,135
Lexington Realty Trust	68,210	757,813
Medical Properties Trust, Inc.	574,753	12,230,744
Physicians Realty Trust	73,320	1,295,565
Piedmont Office Realty Trust, Inc. (Class A Stock)	72,970	1,267,489
PotlatchDeltic Corp.	22,570	1,194,404
Public Storage	44,830	11,062,251

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
RPT Realty	121,010	$1,380,724
		56,769,726
Food & Staples Retailing — 0.3%
Performance Food Group Co.*	100,818	5,808,125
Seven & i Holdings Co. Ltd. (Japan)	26,600	1,073,434
		6,881,559
Food Products — 1.6%
Archer-Daniels-Midland Co.	243,597	13,885,029
CJ CheilJedang Corp. (South Korea)	1,859	677,446
Cranswick PLC (United Kingdom)	114,453	5,765,755
Hostess Brands, Inc.*(a)	78,250	1,122,105
Kellogg Co.(a)	38,205	2,418,376
Nestle SA (Switzerland)	16,832	1,876,339
Nomad Foods Ltd. (United Kingdom)*(a)	188,297	5,170,636
Post Holdings, Inc.*	11,110	1,174,549
		32,090,235
Gas Utilities — 0.7%
ENN Energy Holdings Ltd. (China)	57,600	931,229
New Jersey Resources Corp.	25,100	1,000,737
Rubis SCA (France)	87,811	4,168,794
Spire, Inc.	12,455	920,300
UGI Corp.	156,574	6,421,100
		13,442,160
Health Care Equipment & Supplies — 5.0%
Align Technology, Inc.*	9,454	5,119,625
Baxter International, Inc.	163,165	13,761,336
Becton, Dickinson & Co.	63,423	15,421,302
Danaher Corp.	59,515	13,395,636
DexCom, Inc.*	8,523	3,063,081
Hologic, Inc.*	60,024	4,464,585
Insulet Corp.*	8,350	2,178,682
Koninklijke Philips NV (Netherlands)*	22,348	1,276,207
Lantheus Holdings, Inc.*	81,870	1,749,562
Medtronic PLC	268,943	31,770,237
Natus Medical, Inc.*	12,600	322,686
Smith & Nephew PLC (United Kingdom)	289,438	5,469,884
Teleflex, Inc.	7,723	3,208,598
		101,201,421
Health Care Providers & Services — 2.8%
AMN Healthcare Services, Inc.*	5,420	399,454
HCA Healthcare, Inc.	32,862	6,189,229
Humana, Inc.	12,563	5,267,038
Laboratory Corp. of America Holdings*	12,992	3,313,350
MEDNAX, Inc.*	21,450	546,331
UnitedHealth Group, Inc.	112,608	41,898,059
		57,613,461
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	60,794	912,822
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Multiplan Corp.*(a)	227,133	$1,260,588
		2,173,410
Hotels, Restaurants & Leisure — 2.8%
Aramark	44,410	1,677,810
Booking Holdings, Inc.*	2,429	5,659,181
Choice Hotels International, Inc.	56,897	6,104,479
Compass Group PLC (United Kingdom)*	242,518	4,905,471
DraftKings, Inc. (Class A Stock)*(a)	32,138	1,971,024
Elior Group SA (France), 144A	242,754	1,808,845
Food & Life Cos. Ltd. (Japan)	43,100	1,910,356
McDonald’s Corp.	91,355	20,476,310
Penn National Gaming, Inc.*(a)	14,183	1,486,946
Sands China Ltd. (Macau)*	969,497	4,872,553
Wyndham Hotels & Resorts, Inc.	16,830	1,174,397
Yum China Holdings, Inc. (China) (NYSE)(a)	63,490	3,759,243
Yum China Holdings, Inc. (China) (XHKG)	22,800	1,336,629
		57,143,244
Household Durables — 0.7%
Lennar Corp. (Class A Stock)	26,329	2,665,285
NVR, Inc.*	2,110	9,940,062
Tri Pointe Homes, Inc.*	63,240	1,287,566
		13,892,913
Household Products — 1.5%
Colgate-Palmolive Co.	246,698	19,447,203
Procter & Gamble Co. (The)	62,270	8,433,226
Spectrum Brands Holdings, Inc.	28,025	2,382,125
		30,262,554
Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	860,200	1,176,189
Industrial Conglomerates — 0.0%
Rheinmetall AG (Germany)	8,092	821,212
Insurance — 7.5%
AIA Group Ltd. (Hong Kong)	815,692	10,002,042
Alleghany Corp.*	3,100	1,941,499
Argo Group International Holdings Ltd.	7,410	372,871
Arthur J. Gallagher & Co.	38,184	4,764,218
Assured Guaranty Ltd.	22,364	945,550
AXA SA (France)	210,456	5,652,603
Chubb Ltd.	203,235	32,105,033
Enstar Group Ltd.*	18,020	4,446,074
Globe Life, Inc.	57,630	5,568,787
Intact Financial Corp. (Canada)	149,482	18,317,998
Kemper Corp.	23,854	1,901,641
Markel Corp.*	7,480	8,524,357
Marsh & McLennan Cos., Inc.	191,041	23,268,794
MetLife, Inc.	252,034	15,321,147
ProAssurance Corp.	11,500	307,740
Progressive Corp. (The)	84,931	8,120,253
Reinsurance Group of America, Inc.	9,720	1,225,206

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
SiriusPoint Ltd. (Bermuda)*	66,690	$678,237
T&D Holdings, Inc. (Japan)	34,100	440,062
Tokio Marine Holdings, Inc. (Japan)	74,600	3,553,797
White Mountains Insurance Group Ltd.	4,293	4,786,266
		152,244,175
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	4,615	9,518,530
Baidu, Inc. (China), ADR*	2,684	583,904
Match Group, Inc.*	22,487	3,089,264
Yandex NV (Russia) (Class A Stock)*(a)	18,197	1,165,700
		14,357,398
Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd. (China)*	51,117	1,440,926
Amazon.com, Inc.*	2,133	6,599,673
Ozon Holdings PLC (Russia), ADR*(a)	7,305	409,591
Vipshop Holdings Ltd. (China), ADR*	17,833	532,494
		8,982,684
IT Services — 3.2%
Accenture PLC (Class A Stock)	41,633	11,501,116
Black Knight, Inc.*	42,883	3,172,913
Edenred (France)	106,158	5,549,428
ExlService Holdings, Inc.*	9,677	872,478
Fidelity National Information Services, Inc.	85,523	12,025,389
FleetCor Technologies, Inc.*	17,521	4,706,666
Global Payments, Inc.	28,147	5,673,872
GoDaddy, Inc. (Class A Stock)*	66,466	5,159,091
NEC Corp. (Japan)	9,900	584,879
Visa, Inc. (Class A Stock)(a)	40,961	8,672,673
WNS Holdings Ltd. (India), ADR*	13,890	1,006,192
Worldline SA (France), 144A*	76,228	6,399,771
		65,324,468
Leisure Products — 0.2%
Polaris, Inc.	31,235	4,169,873
Machinery — 2.9%
Albany International Corp. (Class A Stock)	9,645	805,068
Alfa Laval AB (Sweden)*	224,230	6,783,264
FANUC Corp. (Japan)	6,257	1,489,628
Fortive Corp.	216,668	15,305,428
IDEX Corp.	33,428	6,997,149
IHI Corp. (Japan)*	53,900	1,096,826
Ingersoll Rand, Inc.*	110,544	5,439,870
Luxfer Holdings PLC (United Kingdom)	63,145	1,343,726
Middleby Corp. (The)*(a)	28,199	4,673,984
Mueller Industries, Inc.	36,470	1,508,034
PACCAR, Inc.	61,187	5,685,496
Sandvik AB (Sweden)*	132,682	3,628,115
Sumitomo Heavy Industries Ltd. (Japan)	31,600	878,471
THK Co. Ltd. (Japan)	25,400	881,847
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
TriMas Corp.*	65,010	$1,971,103
		58,488,009
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS*	1,302,395	6,732,888
SEACOR Holdings, Inc.*	8,520	347,190
		7,080,078
Media — 0.9%
Comcast Corp. (Class A Stock)	305,309	16,520,270
iClick Interactive Asia Group Ltd. (China), ADR*	38,637	454,757
WPP PLC (United Kingdom)	94,089	1,208,348
		18,183,375
Metals & Mining — 0.5%
Anglo American PLC (South Africa)	44,139	1,738,006
Barrick Gold Corp. (Canada)	18,879	374,515
Glencore PLC (Australia)*	165,123	650,484
Rio Tinto PLC (Australia)	70,896	5,428,438
Vale SA (Brazil), ADR	103,339	1,796,032
		9,987,475
Multiline Retail — 0.4%
Dollarama, Inc. (Canada)	97,267	4,297,178
Ollie’s Bargain Outlet Holdings, Inc.*(a)	49,311	4,290,057
		8,587,235
Multi-Utilities — 0.8%
Engie SA (France)*	31,871	453,727
National Grid PLC (United Kingdom)	244,673	2,910,866
Sempra Energy	93,000	12,329,940
		15,694,533
Oil, Gas & Consumable Fuels — 1.2%
Cameco Corp. (Canada)(a)	39,368	653,903
Dorian LPG Ltd.*	52,406	688,091
Enbridge, Inc. (Canada)	92,452	3,367,910
Kosmos Energy Ltd. (Ghana)*(a)	294,490	904,084
Magnolia Oil & Gas Corp. (Class A Stock)*	105,800	1,214,584
Pioneer Natural Resources Co.(a)	73,094	11,608,789
Scorpio Tankers, Inc. (Monaco)(a)	15,031	277,472
TC Energy Corp. (Canada)	70,436	3,228,947
TOTAL SE (France)	62,857	2,932,506
		24,876,286
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	11,090	615,052
Mondi PLC (United Kingdom)	30,874	790,124
Neenah, Inc.	26,898	1,382,019
		2,787,195
Pharmaceuticals — 4.0%
AstraZeneca PLC (United Kingdom)	42,680	4,266,351

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
CSPC Pharmaceutical Group Ltd. (China)	1,114,118	$1,359,774
Eisai Co. Ltd. (Japan)	7,780	522,859
Eli Lilly & Co.	55,532	10,374,488
Johnson & Johnson	233,779	38,421,579
Merck & Co., Inc.	31,830	2,453,775
Novartis AG (Switzerland)	137,353	11,733,633
Pfizer, Inc.	341,269	12,364,176
		81,496,635
Professional Services — 1.6%
Bureau Veritas SA (France)*	312,240	8,888,248
CBIZ, Inc.*	48,500	1,584,010
CoStar Group, Inc.*	3,514	2,888,122
Forrester Research, Inc.*	19,340	821,563
Huron Consulting Group, Inc.*	27,740	1,397,541
ICF International, Inc.	13,810	1,206,994
Leidos Holdings, Inc.	49,586	4,774,140
Recruit Holdings Co. Ltd. (Japan)	27,300	1,340,713
Science Applications International Corp.	60,785	5,081,018
Wolters Kluwer NV (Netherlands)	45,222	3,939,051
		31,921,400
Real Estate Management & Development — 0.6%
China Overseas Land & Investment Ltd. (China)	198,995	520,139
Deutsche Wohnen SE (Germany)	52,675	2,458,336
Nexity SA (France)	53,441	2,642,444
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	105,500	799,194
Tricon Residential, Inc. (Canada)	618,440	6,328,589
		12,748,702
Road & Rail — 2.3%
AMERCO	10,491	6,426,787
Canadian National Railway Co. (Canada)	204,222	23,699,957
Localiza Rent a Car SA (Brazil)	53,325	567,863
Union Pacific Corp.	74,513	16,423,410
		47,118,017
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research, Inc. (Class A Stock)*	20,669	1,669,848
Globalwafers Co. Ltd. (Taiwan)	36,400	964,494
Marvell Technology Group Ltd.	109,490	5,362,820
MediaTek, Inc. (Taiwan)	210,800	7,201,608
Onto Innovation, Inc.*	13,580	892,342
Qorvo, Inc.*	13,624	2,489,105
Realtek Semiconductor Corp. (Taiwan)	239,053	4,173,381
SK Hynix, Inc. (South Korea)	6,970	824,268
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	191,000	3,976,791
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,020	1,066,886
Texas Instruments, Inc.	16,108	3,044,251
		31,665,794
	Shares	Value
Common Stocks (continued)
Software — 1.7%
CDK Global, Inc.	32,830	$1,774,790
Constellation Software, Inc. (Canada)	9,494	13,258,813
Manhattan Associates, Inc.*	27,720	3,253,774
Microsoft Corp.	59,973	14,139,834
Progress Software Corp.	18,390	810,263
Sansan, Inc. (Japan)*	17,500	1,509,148
Topicus.com, Inc. (Netherlands)*	11,263	739,753
		35,486,375
Specialty Retail — 2.6%
CarMax, Inc.*	46,033	6,106,738
Five Below, Inc.*	11,159	2,129,026
Home Depot, Inc. (The)	6,470	1,974,968
Industria de Diseno Textil SA (Spain)	109,062	3,596,333
Lowe’s Cos., Inc.	57,724	10,977,950
Monro, Inc.(a)	14,900	980,420
TJX Cos., Inc. (The)	405,135	26,799,680
		52,565,115
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea)	8,499	613,922
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	34,450	1,671,859
NIKE, Inc. (Class B Stock)	127,226	16,907,063
		18,578,922
Thrifts & Mortgage Finance — 0.1%
NMI Holdings, Inc. (Class A Stock)*	38,316	905,790
Northwest Bancshares, Inc.	64,190	927,546
		1,833,336
Tobacco — 0.9%
Philip Morris International, Inc.	216,089	19,175,738
Trading Companies & Distributors — 1.3%
AerCap Holdings NV (Ireland)*	42,053	2,470,193
Brenntag SE (Germany)	183,274	15,668,540
Fastenal Co.	73,087	3,674,814
Ferguson PLC	19,178	2,288,721
GATX Corp.(a)	12,860	1,192,636
Triton International Ltd. (Bermuda)	37,547	2,064,710
		27,359,614
Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	1,983,199	3,241,443
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	75,100	2,304,666
SK Telecom Co. Ltd. (South Korea)	5,136	1,253,333
		3,557,999

Total Common Stocks (cost $1,410,867,658)		1,772,077,012

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Preferred Stock — 0.2%
Automobiles
Volkswagen AG (Germany) (PRFC)	10,054	$2,819,979
(cost $1,433,822)

Total Long-Term Investments (cost $1,412,301,480)		1,774,896,991
Short-Term Investments — 15.8%
Affiliated Mutual Fund — 2.8%
PGIM Institutional Money Market Fund (cost $57,183,146; includes $57,176,513 of cash collateral for securities on loan)(b)(we)	57,209,806	57,181,202
Unaffiliated Fund — 11.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	240,715,410	240,715,410
(cost $240,715,410)
Options Purchased*~ — 1.2%
(cost $47,424,048)		24,048,076

Total Short-Term Investments (cost $345,322,604)		321,944,688

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $1,757,624,084)		2,096,841,679

Options Written*~ — (0.7)%
(premiums received $28,063,120)	(13,510,326)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.2% (cost $1,729,560,964)	2,083,331,353

Liabilities in excess of other assets(z) — (2.2)%	(44,587,210)

Net Assets — 100.0%	$2,038,744,143

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,376,537; cash collateral of $57,176,513 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	06/18/21	$3,500.00		1,374		137	$4,300,620
S&P 500 Index	Put	09/17/21	$3,375.00		1,372		137	9,395,456
S&P 500 Index	Put	12/17/21	$3,650.00		647		65	10,352,000
Total Options Purchased (cost $47,424,048)								$24,048,076
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	06/18/21	$3,175.00		876		88	$(1,349,040)
S&P 500 Index	Put	09/17/21	$3,100.00		1,372		137	(5,581,296)
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	12/17/21	$3,350.00		647		65	$(6,579,990)
Total Options Written (premiums received $28,063,120)								$(13,510,326)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
895	Mini MSCI Emerging Markets Index	Jun. 2021	$59,181,875	$378,433
478	Russell 2000 E-Mini Index	Jun. 2021	53,117,750	2,621,898
319	S&P 500 E-Mini Index	Jun. 2021	63,280,030	(638,789)
273	S&P/TSX 60 Index	Jun. 2021	48,274,099	59,097
				$2,420,639
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	7,940,800	$72,977,071	$71,768,735	$—	$(1,208,336)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	52,900	$41,888,714	$42,098,305	$—	$(209,591)
						$—	$(1,417,927)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7